Quarterly Operating Results (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Operating Results (unaudited)
Quarterly Operating Results (unaudited)

(18)  Quarterly Operating Results (unaudited)

The following represents results of operations for the quarters during the years 2011 and 2010

	December 31, 2011	September 30, 2011	June 30, 2011	March 31, 2011

Total revenue	$34,216	42,808	42,737	45,684
Income (loss) from continuing operations	2,093	2,290	(10,293)	(842)
Net income (loss) attributable to common stockholders	194	2,653	(10,318)	(661)
Income (loss) from continuing operations per common share, basic and diluted	(0.01)	0.03	(0.12)	(0.01)
Net income (loss) per common share, basic and diluted	0.01	0.03	(0.12)	(0.01)

	December 31, 2010	September 30, 2010	June 30, 2010	March 31, 2010

Total revenue	$41,181	41,080	39,611	41,901
Income (loss) from continuing operations	2,262	7,377	(7,508)	(2,739)
Net income (loss) attributable to common stockholders	4,018	6,868	(6,936)	(2,732)
Income (loss) from continuing operations per common share, basic and diluted	0.02	0.09	(0.09)	(0.03)
Net income (loss) per common share, basic and diluted	0.04	0.08	(0.08)	(0.03)